Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 416,718	$ 482,449	$ 505,686
Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	416,718	482,449	517,739
North America | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	0	2,259	4,248
Australia | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	2,055	0	0
Europe | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	132,582	179,009	142,688
Asia | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	63,610	67,468	135,614
South America | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	218,442	232,394	208,751
Other | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 28	$ 1,319	$ 26,438